SUBSEQUENT EVENT (Details Narrative) - Greenland Exploration Limited - USD ($)	Mar. 02, 2026	Feb. 25, 2026	Jan. 13, 2026	Jan. 12, 2026	Jan. 02, 2026	Dec. 30, 2025	Dec. 16, 2025	Nov. 24, 2025	Oct. 27, 2025	Sep. 09, 2025
Subsequent Event [Line Items]
Debt Instrument, Face Amount										$ 100,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Drawings			$ 23,000	$ 5,000	$ 17,000
Debt Instrument, Face Amount		$ 150,000		$ 150,000			$ 33,990	$ 200,000	$ 200,000
Outstanding amount	$ 150,000					$ 200,000